CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Predecessor	Total equity before NCI	Common shares	Common shares Predecessor	Additional paid in capital	Additional paid in capital Predecessor	Accumulated other comprehensive income/(loss)	Accumulated other comprehensive income/(loss) Predecessor	Retained Earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2019	100,234,973			10,000,000
Beginning balance at Dec. 31, 2019	$ 1,650,000,000		$ 1,499,000,000			$ 3,496,000,000		$ (13,000,000)		$ (1,994,000,000)	$ 151,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss from continuing operations	(4,429,000,000)		(4,426,000,000)							(4,426,000,000)	(3,000,000)
Net loss from continuing operations	(4,430,000,000)
Profit/(loss) from discontinued operations	(233,000,000)		(233,000,000)							(233,000,000)
Other comprehensive loss from continuing operations	(2,000,000)		(2,000,000)					(2,000,000)
Other comprehensive loss from discontinued operations	(11,000,000)		(11,000,000)					(11,000,000)
Fair Value adjustment AOD Redeemable NCI	25,000,000		25,000,000							25,000,000
Purchase option on non-controlling interest	(11,000,000)										(11,000,000)
Deconsolidation of VIE	(137,000,000)										(137,000,000)
Share-based compensation charge	9,000,000		9,000,000			9,000,000
Cash settlement for cancellation of share scheme	(1,000,000)		(1,000,000)			(1,000,000)
Ending balance (in shares) at Dec. 31, 2020				10,000,000
Ending balance at Dec. 31, 2020	(3,140,000,000)		(3,140,000,000)			3,504,000,000		(26,000,000)		(6,628,000,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss from continuing operations	(572,000,000)		(572,000,000)							(572,000,000)
Profit/(loss) from discontinued operations	(15,000,000)		(15,000,000)							(15,000,000)
Other comprehensive loss from discontinued operations	$ 11,000,000		11,000,000					11,000,000
Ending balance (in shares) at Dec. 31, 2021	100,384,435			10,000,000	10,000,000
Ending balance at Dec. 31, 2021	$ (3,716,000,000)		$ (3,716,000,000)			3,504,000,000	$ 3,504,000,000	(15,000,000)		(7,215,000,000)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss from continuing operations	3,739,000,000									3,739,000,000
Profit/(loss) from discontinued operations	(33,000,000)
Other comprehensive loss from continuing operations	1,000,000							1,000,000
Other comprehensive loss from discontinued operations	(3,000,000)							(3,000,000)
Recycling of PES AOCI on deconsolidation	16,000,000							16,000,000
Issuance of Successor common stock	1,495,000,000					1,499,000,000				(4,000,000)
Cancellation of predecessor equity (in shares)					(10,000,000)
Cancellation of Predecessor equity	$ 0						$ (3,504,000,000)	1,000,000		3,513,000,000
Ending balance (in shares) at Feb. 22, 2022	49,999,998
Ending balance at Feb. 22, 2022	$ 1,499,000,000	$ (3,809,000,000)				1,499,000,000		0	$ (1,000,000)
Beginning balance (in shares) at Feb. 21, 2022	100,384,435
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Successor common stock	$ 0									4,000,000
Cancellation of predecessor equity (in shares)	(100,384,435)
Cancellation of Predecessor equity	$ (10,000,000)									3,513,000,000
Ending balance (in shares) at Feb. 22, 2022	49,999,998
Ending balance at Feb. 22, 2022	$ 1,499,000,000	$ (3,809,000,000)				1,499,000,000		0	$ (1,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss from continuing operations	(73,000,000)									(73,000,000)
Profit/(loss) from discontinued operations	274,000,000									274,000,000
Other comprehensive loss from continuing operations	$ 2,000,000							2,000,000
Ending balance (in shares) at Dec. 31, 2022	49,999,998
Ending balance at Dec. 31, 2022	$ 1,702,000,000					$ 1,499,000,000		$ 2,000,000		$ 201,000,000